OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
NOTE 11	-	OTHER CURRENT LIABILITIES

Composition:

	US dollars
	December 31,
(in thousands)	2018	2017

Accrued expenses	10,281	12,753
Accrued payroll and related taxes	7,231	7,392
Government institutions	6,629	3,907
Accrued dividend	4,822	4,994
Others	3,512	598
	32,475	29,644